SCHEDULE OF WEIGHTED-AVERAGE LEASE TERMS AND DISCOUNT RATES (Details)	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
Weighted average remaining lease term (Years) Operating leases Operating leases	1 year 3 days	2 years 1 month 17 days
Weighted average discount rate, Operating leases	4.77%	4.83%